GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	9 Months Ended
Sep. 30, 2025
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Schedule of Revenue by Geographic Area
	Nine Months Ended September 30,
	2025	2024

Americas, principally the U.S.	$840.2	$786.1
EMEA *)	836.8	800.7
Israel	55.5	52.5
Asia Pacific	248.0	222.0

	$1,980.5	$1,861.3

Schedule of Total Revenues by Product Lines
	Nine Months Ended September 30,
	2025	2024

Product and licenses:
Network security Gateways	$350.9	$310.2
Other *)	25.5	27.1

	376.4	337.3
Security subscriptions	893.9	812.0
Software updates and maintenance	710.2	712.0

Total revenues	$1,980.5	$1,861.3